OTHER FINANCIAL INCOME AND EXPENSES - Schedule of other financial income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Income And Cost [Abstract]
Interest income	$ 3,663	$ 85	$ 53
Foreign currency gains	0	4,400	14,841
Other financial income	3,663	4,485	14,894
Foreign currency losses	(2,971)	0	0
Interest loans and borrowings	(4,876)	(4,736)	(5,296)
Interest leases	(1,088)	(622)	(795)
Other financial expenses	(134)	(105)	(94)
Other financial expenses	(9,069)	(5,463)	(6,185)
Total other financial income and expenses	$ (5,406)	$ (978)	$ 8,709